Long-term Debt - Schedule of Amortizing Payments (Details) - Gold Notes	12 Months Ended
Dec. 31, 2024 USD ($) oz $ / Ounce
Disclosure of detailed information about borrowings [line items]
Covenant required floor price (USD per ounce) | $ / Ounce	1,400
Gold ounces | oz	30,435
Principal repayments | $	$ 43,840
2025
Disclosure of detailed information about borrowings [line items]
Gold ounces | oz	11,611
Principal repayments | $	$ 16,132
2026
Disclosure of detailed information about borrowings [line items]
Gold ounces | oz	11,611
Principal repayments | $	$ 16,255
2027
Disclosure of detailed information about borrowings [line items]
Gold ounces | oz	7,213
Principal repayments | $	$ 11,453